Document and Entity Information	Dec. 17, 2020
Prospectus:
Document Type	497
Document Period End Date	Dec. 17, 2020
Entity Registrant Name	IndexIQ Active ETF Trust
Entity Central Index Key	0001426439
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 17, 2020
Document Effective Date	Dec. 17, 2020
Prospectus Date	Aug. 28, 2020
IQ MacKay Municipal Insured ETF | IQ MacKay Municipal Insured ETF
Prospectus:
Trading Symbol	MMIN
IQ MacKay Municipal Intermediate ETF | IQ MacKay Municipal Intermediate ETF
Prospectus:
Trading Symbol	MMIT
IQ MacKay Municipal Short Duration ETF | IQ MacKay Municipal Short Duration ETF
Prospectus:
Trading Symbol	MMSD
IQ Ultra Short Duration ETF | IQ Ultra Short Duration ETF
Prospectus:
Trading Symbol	ULTR